Schedule of Fair Value, Valuation Techniques and Related Unobservable Inputs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation technique	Probability Weighted Expected Return Method
Discount rate	15.30%
Lack of marketability per common share	14.90%
Estimate of Fair Value Measurement | Fair Value, Inputs, Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Redeemable common stock	$ 18,415